UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/09

Date of reporting period:                            03/31/09





























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Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                 March 31, 2009


























                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com















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                         NORTHQUEST CAPITAL FUND, INC.



                                                               March 31, 2009


To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $9.05 and ended the past three months at $7.66. The Fund's total return, year-to-date before taxes for this period, decreased 15.36%. NorthQuest has 207,817 shares outstanding with total net assets of $1,591,273. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.

                             Performance Comparison

    The Fund & Other Indexes                        Year-To-Date (Loss)
    ------------------------                        ------------------
    NorthQuest Capital Fund                             (15.36%)
    Dow Jones Industrial                                (13.30%)
    NASDAQ Composite                                    ( 3.07%)
    S&P 500                                             (11.67%)

First Quarter Activity
   The Fund did not purchase any common stocks this quarter but sold entire positions in Allstate Corporation (ALL), Berkshire Hathaway, Class B (BRK/B), Pfizer Inc. (PFE), and Technitrol Inc. (TNL). These changes were made to protect the Fund from possible additional losses.
   The first quarter marked another rough period for the U.S. economy and finan-cial markets. Federal, State, and Local politicians proposed and/or passed leg-islation to tax, spend, and borrow at alarming amounts. Industry bailouts and threats of nationalization by the Federal government have become the new norm. As a result of these unprecedented policies there will be negative consequences.

A Possible Scenario for the U.S. Economy
   A recovery will probably occur in the second half of this year. The rebound will be modest and short in duration. But the ongoing government spending and enormous debt load will push the U.S. economy into an in inflationary stagnation or worse by late 2010. The value of the U.S. dollar will fall dramatically.
   The Fund's investment strategy will be to invest in companies which sell everyday products and commodities (grains, oil, metals, etc.). Cash and other paper assets will be kept to a minimum. There will be mo perfect solution to protect one's assets if this economic scenario develops. Our best defense as American citizens is to band together and stop the growth of government.

   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.


Sincerely,

/s/ Peter J. Lencki
    ---------------
    President


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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                                 March 31, 2009
                                 --------------
                                                                    Fair
COMMON STOCKS - 78.98%                  Shares         Cost         Value
----------------------                  ------         ----         -----

Biotechnology Industry - 6.85%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   108,944
                                                   ----------     ---------


Computer Hardware & Software - 9.58%
-------------------------------------
Fiserv Inc. *                            2,500       109,333        91,150
Symantec Corp. *                         4,100        39,478        61,254
                                                   ----------     ---------
                                                     148,811       152,404
                                                   ----------     ---------


Defense Industry - 7.84%
------------------------
General Dynamics Corp.                   3,000       100,926       124,770
                                                   ----------     ---------


Electrical Products/Equipment - 2.52%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        40,012
                                                   ----------     ---------


Financial Services - 6.47%
--------------------------
JP Morgan Chase & Co.                    2,500        90,505        66,450
U.S. Bancorp                             2,500        74,356        36,525
                                                   ----------     ---------
                                                     164,861       102,975
                                                   ----------     ---------


Diversified Industrials - 8.75%
-------------------------------
Parker Hannifin Corp.                    2,200       154,608        74,756
United Technologies Corp.                1,500        67,597        64,470
                                                   ----------     ---------

                                                     222,205       139,226
                                                   ----------     ---------

Machinery Industry - 3.37%
--------------------------
Donaldson Co.                            2,000        43,375        53,680
                                                   ----------     ---------

   The accompanying notes are an integral part of these financial statements.
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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                 March 31, 2009
                                 --------------
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 8.25%
--------------------------------
Medtronic Inc.                           1,800        89,689        53,046
Stryker Corp. *                          2,300        72,731        78,292
                                                   ----------     ---------
                                                     162,420       131,338
                                                   ----------     ---------


Petroleum & Chemical Industry - 11.73%
--------------------------------------
Exxon Mobil Corporation                  1,500        98,847       102,150
3M Company                               1,700       124,491        84,524
                                                   ----------    ----------
                                                     223,338       186,674
                                                   ----------    ----------


Publishing Industry - 3.95%
---------------------------
McGraw-Hill                              2,750        89,892        62,893
                                                   ----------    ----------


Steel Industry - 3.64%
----------------------
Reliance Steel & Aluminum                2,200        77,197        57,926
                                                   ----------    ----------


Telecommunications Equip. Industry - 2.32%
------------------------------------------
Cisco Systems *                          2,202        35,249        36,927
                                                   ----------    ----------


Utility (Electric) Industry - 3.71%
-----------------------------------
Exelon Corporation                       1,300        51,523        59,007
                                                   ----------    ----------


TOTAL COMMON STOCKS                              $ 1,500,523   $ 1,256,776
                                                   ----------    ----------
OTHER ASSETS AND LIABILITIES - 21.02%                              334,497
                                                                 ----------
NET ASSETS - 100.00%                                           $ 1,591,273
                                                                 ==========

* Non-income producing during the period.

   The accompanying notes are an integral part of these financial statements.
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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 March 31, 2009
                                 --------------
                                  (Unaudited)
                                  -----------

   At March 31, 2009, the gross unrealized appreciation for all securities totaled $46,904 and the gross unrealized depreciation for all securities totaled $290,651 or a net unrealized depreciation of $243,747. The aggregate cost of securities for federal tax purposes at March 31, 2009 was $1,500,523.

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also established a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transpar-ency of inputs to the valuation of an asset or liability. Inputs may be ob-servable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the as-sumptions that market participants would use in pricing the asset or liabil-ity developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the in-puts which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

        Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $1,256,776           $     -
      Level 2                            -                     -
      Level 3                            -                     -
                                    ----------           -----------
      Total                         $1,256,776           $     -
                                    ==========           ===========

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument


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(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                             Colts Neck, NJ  07722



                                   Custodian
                                   ---------
                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ  07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                             Colts Neck, NJ  07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                 2 Bridge Avenue
                               Red Bank, NJ  07701



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accom-panied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.







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(page)
Item 2. Controls and Procedures.

(a) The Registrant's President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

    A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed as an exhibit to and part of this Form N-Q.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  04/12/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in capacities and on the dates indicated.


   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  04/12/09






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